Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets [Abstract]
Maximum life of the lease for which net intangible assets are amortized	5 years
Accumulated amortization of intangible assets	$ 198.3
Projected amortization for the year ended December 31, 2014	7.5
Projected amortization for the year ended December 31, 2015	5.3
Projected amortization for the year ended December 31, 2016	2.8
Projected amortization for the year ended December 31, 2017	1.0
Projected amortization for the year ended December 31, 2018	$ 1.2